Related Party Transactions (Details) - Schedule of Due from Related Parties - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties	€ 1,601,273	€ 140,264
Ultimate partner [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties		264
Senior partner [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties
Other group companies [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties	1,601,273	140,000
Credit pending collection [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties	175,771	21,693
Credit pending collection [Member] | Ultimate partner [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties
Credit pending collection [Member] | Senior partner [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties
Credit pending collection [Member] | Other group companies [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties	175,771	21,693
Long-term investment [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties	2,550	2,550
Long-term investment [Member] | Ultimate partner [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties
Long-term investment [Member] | Senior partner [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties
Long-term investment [Member] | Other group companies [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties	2,550	2,550
Trade receivables [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties	1,422,952	116,021
Trade receivables [Member] | Ultimate partner [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties		264
Trade receivables [Member] | Senior partner [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties
Trade receivables [Member] | Other group companies [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties	€ 1,422,952	€ 115,757